Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
The Company determines if an arrangement is or contains a lease at contract inception.
Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. The ROU asset also includes prepaid lease payments and initial direct costs and is reduced for lease incentives paid by the lessor. The discount rate used to determine the present value is generally H-D’s incremental borrowing rate, as allowed under GAAP for subsidiaries, because the implicit rate in the lease is not readily determinable. The lease term used to calculate the ROU asset and lease liabilities includes periods covered by options to extend or terminate when the Company is reasonably certain the lease term will include these optional periods.
In accordance with ASC Topic 842, Leases, (“ASC 842”) the Company elected the short-term lease practical expedient that allows entities to recognize lease payments on a straight-line basis over the lease term for leases with a term of 12 months or less. The Company has also elected the practical expedient under ASC 842 allowing entities to not separate non-lease components from lease components, but instead account for such components as a single lease component for all leases except leases involving assets used in manufacturing and distribution processes.
The Company has operating lease arrangements for real estate. The Company’s leases have a remaining lease term of one to four years. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.
Balance sheet information related to the Company's leases at December 31, was as follows (in thousands):

	2023	2022
Assets:
Lease assets	$1,868	$3,128
Liabilities:
Current portion of lease liabilities	1,152	1,312
Long-term portion of lease liabilities	792	1,913
Total lease liabilities	$1,944	$3,225
The following table presents the components of lease costs as of December 31, (in thousands):

Lease Cost	2023	2022	2021
Operating lease cost	$1,435	$1,300	$1,008
Short-term lease cost	38	37	291
Variable lease cost	37	143	141
Net lease cost	$1,510	$1,480	$1,440
Future maturities of the Company's operating lease liabilities as of December 31, 2023 were as follows (in thousands):

Future lease payments:
2024	$1,189
2025	446
2026	277
2027	97
Thereafter	—
$2,009
Present value discount	(65)
Lease liabilities	$1,944
Other lease information surrounding the Company's operating leases as of December 31, was as follows (dollars in thousands):

	2023	2022	2021
Cash outflows for amounts included in the measurement of lease liabilities	$1,456	$1,300	$924
ROU assets obtained in exchange for lease obligations	109	910	3,940
Weighted-average remaining lease term (in years)	2.10	2.80	3.26
Weighted-average discount rate	2.69%	2.35%	1.29%